Significant Accounting Policies - Additional Information (Details) ₩ / shares in Units, $ / shares in Units, ₩ in Billions			12 Months Ended
	May 15, 2020 shares	May 31, 2017 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2017 KRW (₩) ₩ / shares
Summary Of Significant Accounting Policies [Line Items]
Impairment of indefinite-lived intangible assets			$ 0
Impairment of goodwill			0
Defined contribution expense			289,000	$ 467,000	$ 394,000
Advertising Expense			$ 74,200,000	61,800,000	$ 28,500,000
Number of operating segments | segment			1
Defined Benefit Plan, Funded (Unfunded) Status of Plan			$ 3,400,000	2,800,000
Marketable [Member]
Summary Of Significant Accounting Policies [Line Items]
Plan assets held			3,400,000	0
Liquid Financial Instruments [Member]
Summary Of Significant Accounting Policies [Line Items]
Plan assets held			$ 3,400,000	$ 0
2.5% Convertible bonds due 2024 [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument face amount		$ 177,000,000				₩ 210
Debt instrument, interest rate, stated percentage		2.50%				2.50%
Debt conversion shares issued | shares	715,258
2.5% Non convertible bonds due 2024 [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument face amount		$ 76,000,000				₩ 90
Debt instrument, interest rate, stated percentage		2.50%				2.50%
Debt conversion shares issued | shares	306,539	306,540
Debt instrument conversion price per share | (per share)		$ 270				₩ 293,600
Employee contributions percentage one [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent			1.00%
Employee contributions percentage two [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent			5.00%
On the one percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match			100.00%
On the next five percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match			50.00%